Fair Value of Financial Instruments - Nonrecurring Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Retained earnings	$ (1,264,979)			$ (1,264,979)		$ (1,250,328)	$ (1,246,450)
Total Losses
REO						111	7,393
ROU asset impairment	123			123		393
Nonrecurring Fair Value Measurements
Total Losses
REO		$ (313)			$ 1,559	111	7,400
ROU asset impairment	123		$ 393	123
Nonrecurring Fair Value Measurements | Level 2
Fair Value Measurements
REO		$ 4,251			$ 4,251	3,479	3,173
Nonrecurring Fair Value Measurements | Level 3
Fair Value Measurements
ROU asset	$ 8,366			$ 8,366		$ 10,209	$ 13,512